ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 97.0%

Debt Fund – 25.8%
iShares 10-20 Year Treasury Bond ETF	6,608	$719,942
iShares Core Total USD Bond Market ETF(a)	100,484	4,471,538
iShares TIPS Bond ETF	8,508	892,489
iShares U.S. Treasury Bond ETF	140,424	3,196,050
Total Debt Fund		9,280,019

Equity Fund – 71.2%
iShares MSCI EAFE ETF(a)	81,813	4,582,346
iShares MSCI Emerging Markets ETF(a)	44,847	1,564,263
iShares Russell 2000 ETF(a)	4,242	699,591
iShares Russell Mid-Cap Growth ETF	36,274	2,844,970
SPDR S&P 500 ETF Trust	42,107	15,039,778
Vanguard High Dividend Yield ETF	9,343	886,464
Total Equity Fund		25,617,412

Total Exchange Traded Funds
(Cost $41,092,043)		34,897,431

MONEY MARKET FUND – 4.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.79%(b)
(Cost $1,763,730)	1,763,730	1,763,730

REPURCHASE AGREEMENTS – 18.2%(c)
BofA Securities, Inc., dated 09/30/22, due 10/03/22, 3.05%, total to be received $1,528,197, (collateralized by various U.S. Government Agency Obligations, 2.00%-6.00%, 7/1/50-9/1/52, totaling $1,558,365)	$1,527,809	1,527,809
Daiwa Capital Markets America, dated 09/30/22, due 10/03/22, 3.05%, total to be received $1,528,197, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/4/22-9/20/52, totaling $1,558,365)	1,527,809	1,527,809
HSBC Securities USA, Inc., dated 09/30/22, due 10/03/22, 2.96%, total to be received $1,528,186, (collateralized by various U.S. Government Agency Obligations, 2.00%-5.50%, 11/20/33-9/20/52, totaling $1,558,365)	1,527,809	1,527,809
JP Morgan Securities LLC, dated 09/30/22, due 10/03/22, 2.97%, total to be received $452,429, (collateralized by various U.S. Government Agency Obligations, 0.25%-3.88%, 9/30/23-9/30/29, totaling $461,363)	452,317	452,317
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $1,528,196, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $1,558,365)	1,527,809	1,527,809

Total Repurchase Agreements
(Cost $6,563,553)		6,563,553

Total Investments Before Written Options – 120.1%
(Cost $49,419,326)		43,224,714

	Notional Amount	Contracts	Value
WRITTEN CALL OPTION – (0.0)%**
SPDR S&P 500 ETF Trust, expiring 10/21/22, Strike Price $396.00 [Premium Received $(57,442)]	$(13,543,200)	(342)	$(12,825)

Total Investments – 120.1%
(Cost $49,361,884)			43,211,889
Liabilities in Excess of Other Assets – (20.1%)			(7,244,711)
Net Assets – 100.0%			$35,967,178

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,922,940; the aggregate market value of the collateral held by the fund is $8,134,300. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,570,747.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,897,431	$-	$-	$34,897,431
Money Market Fund	1,763,730	-	-	1,763,730
Repurchase Agreements	-	6,563,553	-	6,563,553
Total	$36,661,161	$6,563,553	$-	$43,224,714

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(12,825)	$-	$-	$(12,825)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	25.8%
Equity Fund	71.2
Written Call Option	(0.0)**
Money Market Fund	4.9
Repurchase Agreements	18.2
Total Investments	120.1
Liabilities in Excess of Other Assets	(20.1)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.